Related party transactions	12 Months Ended
Mar. 31, 2015
Related party transactions
Related party transactions

20Related party transactions

For the years presented, the principal related party transactions and amounts due to related parties are summarized as follows:

		Year ended March 31,
	Note	2013	2014	2015	2015
		RMB	RMB	RMB	US$

Rental of properties	(i)	1,440	1,440	1,440	232
Raw material purchase	(ii)	—	14,336	15,683	2,530
Consultancy expenses	(iii)	—	904	1,984	320
Interest expenses	14	18,761	37,994	40,008	6,454
License fee	(iv)	—	—	321	52

		March 31,
	Note	2014	2015	2015
		RMB	RMB	US$

Current liabilities:
Amounts due to related parties	(i), (ii) & 14	21,453	20,802	3,355

Note:

(i)

During the years ended March 31, 2013, 2014 and 2015, Beijing Jingjing Medical Equipment Co., Ltd. (“Beijing Jingjing”), a subsidiary of GMHL, leased a property to the Group under an operating lease. The monthly rental was RMB174 and renewed at a monthly rental of RMB120 effective from July 2009. The lease period was 5.5 years and expired in December 2014. In December 2014, the lease was further renewed at a monthly rental of RMB120 (US$19) for a period of 5 years expiring in December 2019 and does not include contingent rentals.

(ii)

During the years ended March 31, 2014 and 2015, the Group purchased raw materials from China Bright Group Co. Limited, a subsidiary of GMHL, for an amount of RMB14,336 and RMB15,683 (US$2,530), respectively.

(iii)

During the years ended March 31, 2014 and 2015, consultancy services were provided by Golden Meditech (S) Pte Ltd., a subsidiary of GMHL, to the Group for an amount of RMB904 and RMB1,984 (US$320), respectively.

(iv)	During the year ended March 31, 2015, CGL charged a license fee payable to the Group for an amount of RMB321 (US$52).